Revenue - Additional Information (Detail) - RUB (₽) ₽ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Revenue.
Revenue from nonmonetary transactions	₽ 8,893	₽ 12,983	₽ 21,848	₽ 24,553